Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Estimated Useful Lives, Residual value ratios and Annual Depreciation Rate for Depreciation Purposes
The Group uses the following estimated useful lives, estimated residual value ratios and annual depreciation rates for depreciation purposes:

	Estimated useful lives	Estimated residual value ratio %	Annual depreciation rate %
Buildings	8 to 40 years	5	2.4 to 11.9
Equipment and Machinery	4 to 30 years	3 to 5	3.2 to 24.3
Motor Vehicle s	4 to 14 years	5	6.8 to 23.8
Other	5 to 12 years	5	7.9 to 19.0

Summary Of Operating Lease Liabilities As Reconciled To Its Discounted Value	The weighted-average rate applied by the Group is 4.275%.

The Group
The total future minimum lease payments of significant operating leases disclosed in the consolidated financial statements as at December 31, 2018	227,935
Present value discounted using the Group’s incremental borrowing rate at January 1, 2019	166,955
Lease liabilities under new leases standard at Janua r y 1, 2019	163,196

Difference between the present value and lease liabilities above Note	3,759

Note:	The difference principally represents the lease payments that will be matured within 12 months after January 1, 2019 or low-value.

Summary Of Impact Of Adoption Of New Lease Standard
The impact of adoption new leases standard on the consolidated statement of financial position are summarized as follows:

	The Group
	Before adjustment Note	Amount of adjustment	Adjusted amount
Property, plant and equipment	1,709,388	(527)	1,708,861
Right-of-use assets	—	240,642	240,642
Advance operating lease payments	78,240	(76,374)	1,866
Prepayments and other current assets	89,345	(903)	88,442

Total assets		162,838

Lease liabilities (include liabilities due within one year)	—	163,196	163,196
Other long-term obligations	16,339	(358)	15,981

Total liabilities		162,838

Note:
The Acquisition of Dalian West Pacific Petrochemical Co., Ltd. (“Dalian West Pacific”) was completed in May 2019, and the Company has adjusted the consolidated financial statements as combination of entities under common control (Note 4
0
).